UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-06727

Dominion Funds

(Exact name of registrant as specified in charter)

35 Old Tavern Rd, 2nd Floor Orange, CT   06477

(Address of principal executive offices)    (Zip code)

Emilie Molineaux

            Gemini Fund Services, LLC, 450 Wireless Blvd. Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

6/30

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
			Shares	Market Value

COMMON STOCK - 95.54%
AUTO PARTS & EQUIPMENT - 6.62%
Autoliv, Inc.			3,523	$ 261,512
Cooper Tire & Rubber Co.			11,879	305,884
				567,396
CHEMICALS - 3.69%
NewMarket Corp.			1,997	315,965

COAL - 3.46%
Alliance Resource Partners LP			3,643	296,651

COMMERCIAL SERVICES - 2.83%
Valassis Communications, Inc. *			8,329	242,707

COMPUTERS - 6.22%
DST Systems, Inc.			5,376	283,960
SanDisk Corp. *			5,419	249,762
				533,722
ELECTRIC - 3.29%
Empresa Nacional de Electricidad SA/Chile - ADR			5,072	282,105

HEALTHCARE-SERVICES - 10.20%
AMERIGROUP Corp. *			4,856	311,998
Healthspring, Inc. *			7,937	296,606
Laboratory Corp. of America Holdings *			2,881	265,427
				874,031
INSURANCE - 6.23%
Allied World Assurance Co. Holdings Ltd.			4,202	263,423
RenaissanceRe Holdings Ltd.			3,914	270,027
				533,450
INVESTMENT COMPANIES - 2.88%
KKR Financial Holdings LLC			25,189	246,600

IRON/STEEL - 3.33%
Cliffs Natural Resources, Inc.			2,900	285,012

OIL & GAS - 3.07%
Exxon Mobil Corp.			3,126	262,990

PACKAGING & CONTAINERS - 6.38%
Crown Holdings, Inc. *			7,155	276,040
Rock-Tenn Co.			3,903	270,673
				546,713

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
			Shares	Market Value

PHARMACEUTICALS - 6.58%
Endo Pharmaceuticals Holdings, Inc. *			7,475	$ 285,246
Impax Laboratories, Inc. *			10,942	278,474
				563,720
REITS - 3.06%
American Capital Agency Corp.			8,993	262,056

RETAIL - 9.24%
Cracker Barrel Old Country Store, Inc.			5,039	247,616
Pier 1 Imports, Inc. *			27,082	274,882
Ross Stores, Inc.			3,790	269,545
				792,043
SEMICONDUCTORS - 9.11%
Cirrus Logic, Inc. *			11,202	235,578
Lam Research Corp. *			5,041	285,623
Xilinx, Inc.			7,910	259,448
				780,649
TELECOMMUNICATIONS - 9.35%
Cellcom Israel Ltd.			8,451	279,897
InterDigital, Inc. PA			5,299	252,815
Millicom International Cellular SA			2,789	268,218
				800,930

TOTAL COMMON STOCK				8,186,740
( Cost - $6,989,399)

SHORT-TERM INVESTMENTS - 4.11%
Goldman Sachs Financial Square Funds - Government Fund, 0.01%+			352,042	352,042
TOTAL SHORT-TERM INVESTMENTS				352,042
( Cost - $352,042)

TOTAL INVESTMENTS - 99.65%
(Cost - $7,341,441)				$ 8,538,782
OTHER ASSETS LESS LIABILITIES - 0.35%				30,112
NET ASSETS - 100.00%				$ 8,568,894
________
+Variable rate security. Rate shown is as of March 31, 2011.
*Non-income producing security.
ADR- American Depositary Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation				$ 1,248,664
Unrealized depreciation				(51,323)
Net unrealized appreciation				$ 1,197,341

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety,

is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's assets carried at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,186,740	$ -	$ -	$ 8,186,740
Short-Term Investments	352,042	-	-	$ 352,042
Total	$ 8,538,782	$ -	$ -	$ 8,538,782
The Fund did not hold any level 3 securities
There were no significant transfers between Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dominion Funds

By (Signature and Title)

/s/Paul Dietrich

Paul Dietrich, President/Treasurer

Date

5/18/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Paul Dietrich

Paul Dietrich, President/Treasurer

Date

5/18/11